UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zephyr Management, L.P.
Address: 320 Park Avenue

         New York, NY  10022

13F File Number:  28-12598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roy S. Kelvin
Title:     Chief Financial Officer
Phone:     212-508-9425

Signature, Place, and Date of Signing:

     /s/ Roy S. Kelvin     New York, NY/USA     August 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     7

Form13F Information Table Value Total:     $24,663 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105     4668   120550          SOLE    NONE           120550        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303     3633   246000          SOLE    NONE           246000        0        0
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202     3013   153000          SOLE    NONE           153000        0        0
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203     4276    65950          SOLE    NONE            65950        0        0
CREDICORP LTD                  COM              G2519Y108     2060    35400          SOLE    NONE            35400        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     3225   189700          SOLE    NONE           189700        0        0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108     3788   103000          SOLE    NONE           103000        0        0